United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—93.1%
	Federal Home Loan Mortgage Corporation—40.1%
$5,960,672	3.500%, 7/1/2042	$6,006,589
3,804,839	3.500%, 10/1/2046	3,812,747
3,529,514	4.000%, 12/1/2041	3,630,857
4,637,765	4.000%, 3/1/2048	4,730,349
11,637	4.500%, 6/1/2019	11,648
1,656,280	4.500%, 9/1/2040	1,732,770
80,059	5.500%, 10/1/2021	82,143
12,873	6.000%, 7/1/2021	13,224
54,925	7.500%, 1/1/2027	60,965
629	7.500%, 9/1/2030	724
2,972	7.500%, 1/1/2031	3,394
2,851	7.500%, 1/1/2031	3,265
1,880	7.500%, 1/1/2031	2,075
73,070	7.500%, 2/1/2031	84,053
31,545	7.500%, 2/1/2031	36,047
	TOTAL	20,210,850
	Federal National Mortgage Association—51.6%
13,704,932	3.000%, 10/1/2046	13,389,695
1,255	3.500%, 8/1/2020	1,270
4,776,766	3.500%, 12/1/2046	4,781,843
401,259	4.000%, 12/1/2041	412,984
3,962,904	4.000%, 7/1/2048	4,041,861
3,488	4.500%, 12/1/2019	3,488
2,274,989	4.500%, 1/1/2042	2,376,766
35,310	5.000%, 4/1/2036	37,535
356,279	5.000%, 7/1/2040	378,056
187,029	5.000%, 7/1/2040	198,461
6,754	5.500%, 8/1/2019	6,783
222,141	5.500%, 11/1/2035	238,633
87,096	6.000%, 2/1/2026	93,720
3,783	6.000%, 5/1/2036	4,197
534	6.500%, 7/1/2029	595
1,312	6.500%, 5/1/2030	1,454
4,349	6.500%, 2/1/2031	4,856
434	6.500%, 4/1/2031	483
5,295	6.500%, 4/1/2031	5,912
8,107	6.500%, 5/1/2031	9,046
6,869	6.500%, 6/1/2031	7,671
8,034	6.500%, 7/1/2031	8,989
1,988	6.500%, 8/1/2031	2,193
3,319	7.000%, 4/1/2029	3,749
2,346	7.000%, 4/1/2029	2,640
5,697	7.000%, 5/1/2029	6,417
4,255	7.000%, 2/1/2030	4,794
3,092	8.000%, 12/1/2026	3,478
	TOTAL	26,027,569
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—1.4%
$515,639		3.000%, 2/20/2048	$508,144
27,331		5.000%, 1/15/2023	27,903
56,580		5.000%, 7/15/2023	58,263
8,534		7.000%, 10/15/2028	9,492
3,216		7.000%, 12/15/2028	3,575
4,459		7.000%, 2/15/2029	4,934
2,720		7.000%, 6/15/2029	3,074
5,214		8.000%, 10/15/2030	6,099
81,349		8.000%, 11/15/2030	95,474
		TOTAL	716,958
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $47,256,202)	46,955,377
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
		Federal National Mortgage Association—0.1%
45,181		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	48,774
		Non-Agency Mortgage-Backed Securities—5.0%
120,761		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	80,363
995,252		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	981,337
8,920	[1]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	6,285
1,484,846		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,464,471
		TOTAL	2,532,456
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,672,297)	2,581,230
	[2]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.0%
16,994		4.465%, 7/1/2035	17,722
		Federal National Mortgage Association ARM—0.3%
52,335		4.050%, 2/1/2036	55,333
64,622		4.348%, 7/1/2034	67,164
		TOTAL	122,497
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $133,761)	140,219
		ASSET-BACKED SECURITY—0.5%
		Other—0.5%
248,941		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032 (IDENTIFIED COST $248,879)	246,513
		INVESTMENT COMPANY—0.2%
77,363		Federated Government Obligations Fund, Premier Shares, 2.30%[3] (IDENTIFIED COST $77,363)	77,363
		TOTAL INVESTMENT IN SECURITIES-99.2% (IDENTIFIED COST $50,388,502)	50,000,702
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	410,951
		TOTAL NET ASSETS—100%	$50,411,653
At December 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[1]United States Treasury Long Bond Short Futures	8	$1,168,000	March 2019	$(52,955)
[1]United States Treasury Note 5-Year Short Futures	10	$1,146,875	March 2019	$(2,835)
[1]United States Treasury Note 10-Year Short Futures	6	$732,094	March 2019	$(14,434)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(70,224)
2

The average notional value of short futures contracts held by the Fund throughout the period was $1,489,504. This is based on contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities–Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2018	8,480,527
Purchases/Additions	38,994,872
Sales/Reductions	(47,398,036)
Balance of Shares Held 12/31/2018	77,363
Value	$77,363
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$16,785
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$46,955,377	$—	$46,955,377
Collateralized Mortgage Obligations	—	2,581,230	—	2,581,230
Adjustable Rate Mortgages	—	140,219	—	140,219
Asset-Backed Security	—	246,513	—	246,513
Investment Company	77,363	—	—	77,363
TOTAL SECURITIES	$77,363	$49,923,339	$—	$50,000,702
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(70,224)	—	—	(70,224)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(70,224)	$—	$—	$(70,224)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
4

Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$939,209		FNMA ARM, 2.265%, 8/1/2033	$922,287
879,689		FNMA ARM, 2.973%, 7/1/2034	890,052
62,158		FNMA ARM, 3.055%, 4/1/2030	63,360
189,963		FNMA ARM, 3.453%, 5/1/2040	192,619
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,098,133)	2,068,318
		ASSET-BACKED SECURITIES—49.4%
		Auto Receivables—18.7%
2,395,439		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	2,378,561
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,469,980
10,500,000		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	10,455,120
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.775% (1-month USLIBOR +0.320%), 7/15/2022	19,983,095
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,063,603
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	14,981,183
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	12,898,789
8,114,218	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.685% (1-month USLIBOR +0.230%), 7/19/2021	8,111,639
3,690,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,690,151
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.775% (1-month USLIBOR +0.320%), 5/15/2023	10,207,717
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.570%, 2/20/2020	6,775,872
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	4,310,076
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	19,870,814
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,939,198
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,385,318
10,500,000		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	10,428,754
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,404,561
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	3,002,278
729,915		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.540%, 8/20/2020	728,605
1,268,734	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.905% (1-month USLIBOR +0.450%), 5/15/2029	1,270,954
6,907,169	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.795% (1-month USLIBOR +0.340%), 11/15/2029	6,900,232
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,941,911
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,591,718
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,721,614
11,158,237	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.905% (1-month USLIBOR +0.450%), 4/15/2030	11,186,252
15,000,000	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.825% (1-month USLIBOR +0.370%), 8/15/2030	14,963,194
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,601,280
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,094,628
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,054,822
4,961,789	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.795% (1-month USLIBOR +0.340%), 8/15/2029	4,948,654
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,855,630
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,274,521
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,986,397
2,253,164		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.190%, 7/15/2022	2,253,080
6,480,766		Drive Auto Receivables Trust 2016-CA, Class C, 3.020%, 11/15/2021	6,479,951
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.800%, 7/15/2022	2,993,602
9,230,267		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	9,224,129
17,000,000		Drive Auto Receivables Trust 2018-1, Class B, 2.880%, 2/15/2022	16,970,746

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	$9,012,088
5,700,000		Drive Auto Receivables Trust 2018-4, Class A2A, 2.780%, 10/15/2020	5,694,804
113,602		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.830%, 9/20/2021	113,534
707,659		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	705,262
14,000,000		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	13,962,165
14,500,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	14,498,968
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,117,179
13,168,511	[1]	GM Financial Automobile Leasin 2018-1, Class A2B, 1.790% (1-month USLIBOR +0.200%), 4/20/2020	13,160,737
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.380%, 5/20/2020	3,739,364
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.180%, 6/21/2021	1,237,206
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,244,837
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	2,963,757
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	4,448,146
5,809,502	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.545% (1-month USLIBOR +0.090%), 1/19/2021	5,803,453
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,217,983
7,000,000	[1]	GM Financial Securitized Term 2018-3, Class A2B, 2.565% (1-month USLIBOR +0.110%), 7/16/2021	7,000,595
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.970%, 1/18/2022	8,171,589
3,100,000		General Motors 2016-1, Class C, 2.850%, 5/17/2021	3,092,367
3,275,000		Gm Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,331,788
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,970,575
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	7,703,323
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,895,928
1,301,980		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.680%, 4/15/2020	1,301,224
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.860%, 5/17/2021	17,425,858
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	16,908,022
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.130%, 3/15/2021	5,949,446
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,742,674
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	12,002,549
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,328,370
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.520%, 6/15/2022	5,791,301
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	16,876,373
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	6,960,867
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 3.155% (1-month USLIBOR +0.700%), 5/17/2021	6,011,469
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.715% (1-month USLIBOR +0.260%), 5/16/2022	16,179,269
10,050,000	[1]	Motor PLC 2017-1A, Class A1, 3.036% (1-month USLIBOR +0.530%), 9/25/2024	10,032,624
10,100,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 3.286% (1-month USLIBOR +0.780%), 6/27/2022	10,111,560
12,700,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 3.136% (1-month USLIBOR +0.630%), 9/25/2023	12,699,027
11,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 4.155% (1-month USLIBOR +1.700%), 4/15/2021	11,042,035
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 3.555% (1-month USLIBOR +1.100%), 9/15/2021	6,333,801
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.305% (1-month USLIBOR +0.850%), 4/18/2022	10,042,549
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 3.135% (1-month USLIBOR +0.680%), 10/17/2022	5,012,583
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	6,953,323
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 3.095% (1-month USLIBOR +0.640%), 2/15/2023	15,494,246
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 3.055% (1-month USLIBOR +0.600%), 10/16/2023	4,003,673
3,026,404		Nissan Auto Lease Trust 2016-B, Class A4, 1.610%, 1/18/2022	3,023,541
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	3,371,362
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	3,007,567
477,952		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	477,976
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	5,967,459

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	$2,975,151
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,454,558
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	7,618,850
15,800,000	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.716% (1-month USLIBOR +0.210%), 2/25/2021	15,801,777
2,587,099		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.610%, 2/16/2021	2,577,053
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,213,543
10,000,000		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	9,984,492
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.850%, 1/15/2022	5,970,680
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,748,622
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,554,401
		TOTAL	709,434,152
		Credit Card—18.3%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.905% (1-month USLIBOR +0.450%), 9/16/2024	8,211,305
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 3.035% (1-month USLIBOR +0.580%), 2/18/2025	6,705,859
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.715% (1-month USLIBOR +0.260%), 5/16/2022	10,549,191
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.775% (1-month USLIBOR +0.320%), 10/15/2025	11,917,500
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.005% (1-month USLIBOR +0.550%), 12/15/2025	10,015,940
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.025% (1-month USLIBOR +0.570%), 2/17/2026	16,648,120
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,454,591
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 3.045% (1-month USLIBOR +0.590%), 4/15/2026	18,690,181
23,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.845% (1-month USLIBOR +0.390%), 10/15/2021	23,265,215
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.835% (1-month USLIBOR +0.380%), 6/15/2021	19,651,311
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,447,665
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,516,323
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.785% (1-month USLIBOR +0.330%), 3/15/2023	2,601,355
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.755% (1-month USLIBOR +0.300%), 5/15/2023	13,406,201
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.785% (1-month USLIBOR +0.330%), 7/15/2024	14,960,448
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.815% (1-month USLIBOR +0.360%), 6/15/2022	17,316,057
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 3.185% (1-month USLIBOR +0.730%), 1/18/2022	7,708,494
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.965% (1-month USLIBOR +0.510%), 9/16/2024	15,067,942
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 2.825% (1-month USLIBOR +0.370%), 4/18/2022	9,099,549
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.715% (1-month USLIBOR +0.260%), 10/17/2022	10,991,968
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.805% (1-month USLIBOR +0.350%), 4/17/2023	20,323,230
15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 2.825% (1-month USLIBOR +0.370%), 4/15/2021	15,009,029
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.755% (1-month USLIBOR +0.300%), 1/15/2022	15,009,532
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.655% (1-month USLIBOR +0.200%), 4/17/2023	19,943,043
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.873% (1-month USLIBOR +0.490%), 12/7/2023	10,014,110
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.603% (1-month USLIBOR +0.220%), 4/7/2022	10,007,617
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.800% (1-month USLIBOR +0.330%), 1/20/2025	17,904,499
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.723% (1-month USLIBOR +0.340%), 6/7/2025	17,860,955
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 2.885% (1-month USLIBOR +0.430%), 7/15/2021	11,830,041
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.640%, 7/15/2021	8,994,994
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 2.945% (1-month USLIBOR +0.490%), 7/15/2024	6,264,673
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.815% (1-month USLIBOR +0.360%), 4/15/2025	14,646,518
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.845% (1-month USLIBOR +0.390%), 3/15/2026	6,192,117
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.715% (1-month USLIBOR +0.260%), 10/15/2021	14,987,992
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.805% (1-month USLIBOR +0.350%), 7/15/2022	16,995,838
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.855% (1-month USLIBOR +0.400%), 4/18/2022	11,995,787
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.895% (1-month USLIBOR +0.440%), 10/16/2023	8,285,364

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.915% (1-month USLIBOR +0.460%), 10/15/2024	$5,001,409
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.905% (1-month USLIBOR +0.450%), 3/15/2021	20,502,510
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	4,947,782
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 2.855% (1-month USLIBOR +0.400%), 2/15/2021	15,002,392
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	2,961,171
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.975% (1-month USLIBOR +0.520%), 7/15/2024	21,457,649
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,724,906
20,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.855% (1-month USLIBOR +0.400%), 7/15/2022	19,942,910
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 2.715% (1-month USLIBOR +0.260%), 8/16/2021	9,998,692
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.560%, 7/21/2021	3,229,997
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	12,450,585
10,350,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.969% (1-month USLIBOR +0.490%), 7/21/2024	10,336,951
28,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.819% (1-month USLIBOR +0.340%), 1/21/2022	28,055,147
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.835% (1-month USLIBOR +0.380%), 3/18/2022	14,944,080
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.905% (1-month USLIBOR +0.450%), 9/18/2022	15,947,752
16,000,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.756% (1-month USLIBOR +0.250%), 2/27/2023	15,971,826
17,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.856% (1-month USLIBOR +0.350%), 9/26/2023	16,988,974
		TOTAL	694,955,287
		Equipment Lease—3.7%
3,679,667		CLI Funding LLC 2013-1A, Class NOTE, 2.830%, 3/18/2028	3,618,905
25,000,000		DLL Securitization Trust 2018-1, Class A2, 2.810%, 11/17/2020	24,974,177
2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	2,749,699
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	5,643,167
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,531,582
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	3,230,714
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,573,153
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,266,181
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,831,523
18,997,557		Great American Leasing Receivables 2018-1, Class A2, 2.350%, 5/15/2020	18,937,088
3,200,000		Great American Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,169,090
4,761,829		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	4,760,378
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.270%, 3/16/2020	6,443,466
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.440%, 2/15/2023	8,923,302
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,197,110
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,931,863
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.955% (1-month USLIBOR +0.500%), 11/15/2022	11,780,711
19,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.975% (1-month USLIBOR +0.520%), 7/17/2023	19,217,710
		TOTAL	140,779,819
		Home Equity Loan—0.0%
777,980	[1]	Carrington Mortgage Loan Trust, Class A3, 2.686% (1-month USLIBOR +0.180%), 2/25/2036	775,499
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 3.246% (1-month USLIBOR +0.740%), 8/25/2034	25,722
92,218	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.526% (1-month USLIBOR +1.020%), 11/25/2034	89,589
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	7,724
111,916	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 3.166% (1-month USLIBOR +0.660%), 2/25/2035	110,758
15,066	[1]	Quest Trust 2004—X1, Class A, 3.166% (1-month USLIBOR +0.660%), 3/25/2034	15,066
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	1,024,358
		Manufactured Housing—0.0%
13,519		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	13,732

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—8.6%
$1,005,842	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.289% (3-month USLIBOR +0.800%), 2/25/2043	$1,010,303
4,138,584	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.186% (1-month USLIBOR +0.680%), 10/25/2035	4,145,795
2,130,267	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.806% (1-month USLIBOR +0.300%), 7/26/2066	2,131,215
3,878,053	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.696% (1-month USLIBOR +0.190%), 3/25/2067	3,878,476
11,649,338		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	11,583,748
3,586,457	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.805% (1-month USLIBOR +0.350%), 12/15/2059	3,588,788
5,942,855	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.826% (1-month USLIBOR +0.320%), 5/25/2066	5,936,237
623,667	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.339% (3-month USLIBOR +0.850%), 10/25/2025	624,197
7,927,479	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 3.006% (1-month USLIBOR +0.500%), 10/25/2028	7,932,632
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	8,252,442
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	9,876,031
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 3.035% (1-month USLIBOR +0.580%), 3/15/2021	4,500,601
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.405% (1-month USLIBOR +0.950%), 3/15/2021	9,495,459
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 3.055% (1-month USLIBOR +0.600%), 7/15/2022	12,396,259
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	7,897,529
4,000,000	[1]	PFS Financing Corp. 2017-C, Class A, 2.925% (1-month USLIBOR +0.470%), 10/15/2021	3,996,824
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 3.255% (1-month USLIBOR +0.800%), 10/15/2021	6,447,942
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	7,914,221
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.855% (1-month USLIBOR +0.400%), 2/15/2022	21,653,494
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 3.055% (1-month USLIBOR +0.600%), 2/15/2022	4,001,917
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	3,982,845
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 3.135% (1-month USLIBOR +0.680%), 10/17/2022	8,002,525
8,500,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	8,561,500
3,751,185	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.705% (1-month USLIBOR +3.250%), 5/16/2044	3,804,167
1,518,489	[1]	SLM Student Loan Trust 2011-1, Class A1, 3.026% (1-month USLIBOR +0.520%), 3/25/2026	1,521,706
3,186,943	[1]	SLM Student Loan Trust 2011-2, Class A1, 3.106% (1-month USLIBOR +0.600%), 11/25/2027	3,202,038
1,072,600	[1]	SLM Student Loan Trust 2013-A, Class A2B, 3.505% (1-month USLIBOR +1.050%), 5/17/2027	1,073,291
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.500%, 3/15/2047	7,005,875
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	11,994,022
2,795,274	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.855% (1-month USLIBOR +1.400%), 10/15/2031	2,805,137
2,803,012	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.605% (1-month USLIBOR +1.150%), 1/15/2026	2,809,952
1,152,318	[1]	SLMA 2013-B A2B, Class A2B, 3.555% (1-month USLIBOR +1.100%), 6/17/2030	1,155,609
1,139,810	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 2.905% (1-month USLIBOR +0.450%), 6/17/2024	1,139,972
8,291,650	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.805% (1-month USLIBOR +0.350%), 3/16/2026	8,285,233
4,161,005	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.755% (1-month USLIBOR +0.300%), 9/15/2025	4,159,679
1,970,190		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,950,974
3,211,695		Sierra Receivables Funding Co. LLC, Class A, 2.300%, 10/20/2031	3,205,165
143,548	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 4.106% (1-month USLIBOR +1.600%), 6/25/2025	144,162
704,615	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.756% (1-month USLIBOR +1.250%), 8/25/2032	708,027
1,732,958	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.706% (1-month USLIBOR +1.200%), 3/25/2033	1,741,792
1,677,593	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 3.456% (1-month USLIBOR +0.950%), 1/25/2039	1,682,991
2,832,156	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 3.356% (1-month USLIBOR +0.850%), 7/25/2039	2,841,132
4,441,633	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.206% (1-month USLIBOR +0.700%), 3/26/2040	4,448,406
975,287		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.830%, 5/25/2040	970,323
3,115,666	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 3.106% (1-month USLIBOR +0.600%), 7/25/2040	3,117,825
1,638,588		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.720%, 9/25/2040	1,627,664
5,456,511	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 3.006% (1-month USLIBOR +0.500%), 11/26/2040	5,470,732
4,793,058		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	4,760,248
3,740,789	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.907% (1-month USLIBOR +0.350%), 2/25/2042	3,736,236

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$14,507,151		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	$14,501,305
3,203,379		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	3,206,104
1,956,476		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,954,679
1,483,777		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	1,483,668
5,544,056		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	5,549,998
3,915,812		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	3,886,487
3,026,829		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.200%, 11/25/2026	3,012,351
6,830,974		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	6,795,437
9,770,553		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.200%, 8/25/2027	9,755,280
5,078,455	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.256% (1-month USLIBOR +0.750%), 9/25/2056	5,078,620
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.730% (1-month USLIBOR +0.260%), 9/20/2022	21,285,375
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,086,550
		TOTAL	325,769,192
		Rate Reduction Bond—0.1%
2,796,904		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	2,907,585
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,879,719,633)	1,874,884,125
		CORPORATE BONDS—31.4%
		Basic Industry - Chemicals—0.2%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.200%, 5/1/2020	4,965,168
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 3.071% (3-month USLIBOR +0.530%), 5/1/2020	3,002,100
		TOTAL	7,967,268
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,239,328
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,024,000
		Capital Goods - Diversified Manufacturing—0.3%
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	5,955,641
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 3.156% (3-month USLIBOR +0.450%), 6/5/2020	7,005,392
		TOTAL	12,961,033
	[1]	Communications - Cable & Satellite—0.7%
5,500,000		Comcast Corp., Sr. Unsecd. Note, 2.841% (3-month USLIBOR +0.440%), 10/1/2021	5,449,953
20,830,000		Comcast Corp., Sr. Unsecd. Note, 3.038% (3-month USLIBOR +0.630%), 4/15/2024	20,366,909
		TOTAL	25,816,862
		Communications - Media & Entertainment—0.7%
2,075,000		British Sky Broadcasting Group PLC, 144A, 2.625%, 9/16/2019	2,059,723
5,000,000		CBS Corp., 2.300%, 8/15/2019	4,963,742
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 3.502% (3-month USLIBOR +0.710%), 9/20/2019	4,796,471
10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 3.016% (3-month USLIBOR +0.310%), 5/30/2019	10,008,085
5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.728% (3-month USLIBOR +0.320%), 1/8/2019	5,000,172
		TOTAL	26,828,193
		Communications - Telecom Wireless—0.5%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.426% (3-month USLIBOR +0.990%), 1/16/2024	19,035,082
	[1]	Communications - Telecom Wirelines—0.7%
16,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.955% (3-month USLIBOR +1.180%), 6/12/2024	15,531,169
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.558% (3-month USLIBOR +0.770%), 6/17/2019	7,013,887
4,170,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.788% (3-month USLIBOR +1.000%), 3/16/2022	4,176,424
		TOTAL	26,721,480

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.1%
$3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 3.048% (3-month USLIBOR +0.260%), 6/16/2020	$3,169,667
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.828% (3-month USLIBOR +0.210%), 2/12/2021	9,912,035
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	98,425
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 3.057% (3-month USLIBOR +0.290%), 12/10/2021	6,922,525
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.111% (3-month USLIBOR +0.530%), 5/5/2020	3,986,844
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.126% (3-month USLIBOR +0.450%), 2/22/2021	3,951,829
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.408% (3-month USLIBOR +1.000%), 1/9/2020	14,848,449
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.083% (3-month USLIBOR +1.270%), 3/28/2022	3,412,768
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 3.988% (3-month USLIBOR +1.580%), 1/8/2019	10,000,882
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.366% (3-month USLIBOR +0.930%), 4/13/2020	3,975,732
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.986% (3-month USLIBOR +1.550%), 1/14/2022	8,969,671
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.496% (3-month USLIBOR +2.060%), 1/15/2019	10,005,003
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.299% (3-month USLIBOR +0.520%), 9/13/2019	3,990,662
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.326% (3-month USLIBOR +0.890%), 1/13/2022	9,830,436
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.503% (3-month USLIBOR +0.690%), 9/28/2022	3,877,391
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.810% (3-month USLIBOR +0.390%), 1/11/2023	4,940,310
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.838% (3-month USLIBOR +0.390%), 1/17/2019	5,000,408
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.884% (3-month USLIBOR +0.440%), 10/18/2019	7,005,693
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.110% (3-month USLIBOR +0.690%), 1/11/2022	4,993,562
		TOTAL	118,892,292
		Consumer Cyclical - Retailers—1.6%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,447,691
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.279% (3-month USLIBOR +0.500%), 12/13/2019	4,987,392
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,871,766
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.487% (3-month USLIBOR +0.720%), 3/9/2021	12,953,810
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.148% (3-month USLIBOR +0.700%), 4/17/2020	13,307,099
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.901% (3-month USLIBOR +0.150%), 6/5/2020	4,982,943
17,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 3.048% (3-month USLIBOR +0.310%), 3/1/2022	16,836,454
		TOTAL	60,387,155
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,378,166
		Consumer Non-Cyclical - Food/Beverage—2.2%
5,660,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.165% (3-month USLIBOR +0.740%), 1/12/2024	5,497,933
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,536,782
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.209% (3-month USLIBOR +0.700%), 11/15/2021	5,678,497
9,700,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	9,568,612
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.458% (3-month USLIBOR +1.010%), 10/17/2023	6,792,954
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.021% (3-month USLIBOR +0.420%), 8/9/2019	9,975,214
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,497,201
6,180,000		Maple Escrow Sub, Sr. Unsecd. Note, 144A, 3.551%, 5/25/2021	6,173,916
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	5,822,609
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.450%, 7/15/2019	2,534,190
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 3.061% (3-month USLIBOR +0.520%), 2/1/2019	12,000,311
2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 3.266% (3-month USLIBOR +0.590%), 2/22/2019	2,702,052
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	4,064,819
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 3.095% (3-month USLIBOR +0.450%), 8/21/2020	6,733,294
		TOTAL	82,578,384
	[1]	Consumer Non-Cyclical - Health Care—0.4%
5,730,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.678% (3-month USLIBOR +0.875%), 12/29/2020	5,674,030

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
	[1]	Consumer Non-Cyclical - Health Care—continued
$10,500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.768% (3-month USLIBOR +1.030%), 6/6/2022	$10,297,456
		TOTAL	15,971,486
		Consumer Non-Cyclical - Pharmaceuticals—1.7%
9,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	8,916,672
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.387% (3-month USLIBOR +0.620%), 6/10/2022	6,420,523
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.451% (3-month USLIBOR +0.630%), 6/25/2021	1,974,058
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.798% (3-month USLIBOR +1.010%), 12/15/2023	8,707,673
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,365,768
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	2,775,302
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.350%, 2/1/2020	3,973,344
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 3.008% (3-month USLIBOR +0.270%), 3/1/2019	16,672,812
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.900%, 9/23/2019	9,861,762
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.700%, 7/19/2019	2,901,748
		TOTAL	65,569,662
		Consumer Non-Cyclical - Products—0.3%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 2.639% (3-month USLIBOR +0.150%), 1/25/2019	9,998,082
		Consumer Non-Cyclical - Supermarkets—0.2%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.000%, 1/15/2019	2,498,900
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.500%, 9/30/2019	7,308,670
		TOTAL	9,807,570
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.496% (3-month USLIBOR +0.880%), 8/15/2022	9,812,779
		Energy - Integrated—0.8%
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 3.658% (3-month USLIBOR +0.870%), 9/16/2021	2,811,012
10,000,000	[1]	Chevron Corp., Unsecd. Note, 3.146% (3-month USLIBOR +0.530%), 11/15/2021	10,026,756
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 3.518% (3-month USLIBOR +0.780%), 3/1/2019	12,013,026
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,978,637
		TOTAL	28,829,431
		Energy - Midstream—0.3%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	10,835,973
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 3.289% (3-month USLIBOR +0.600%), 2/26/2021	6,107,839
		Financial Institution - Banking—9.7%
10,000,000	[1]	American Express Co., 3.341% (3-month USLIBOR +0.650%), 2/27/2023	9,797,233
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	5,027,174
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,191,935
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 3.100% (3-month USLIBOR +0.460%), 5/17/2021	3,990,653
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.201% (3-month USLIBOR +0.660%), 2/1/2019	16,000,000
8,475,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 3.476% (3-month USLIBOR +1.040%), 1/15/2019	8,476,922
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.487% (3-month USLIBOR +1.000%), 4/24/2023	9,898,157
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.857% (3-month USLIBOR +0.380%), 1/23/2022	4,902,231
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.129% (3-month USLIBOR +0.660%), 7/21/2021	4,980,854
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.649% (3-month USLIBOR +1.180%), 10/21/2022	7,005,409
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 3.228% (3-month USLIBOR +0.440%), 6/15/2020	7,986,530
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.251% (3-month USLIBOR +0.480%), 9/11/2019	7,913,046
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.570% (3-month USLIBOR +1.050%), 10/30/2023	5,011,470
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 3.202% (3-month USLIBOR +0.410%), 9/20/2019	15,024,126
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,995,394
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.670% (3-month USLIBOR +1.150%), 1/30/2023	7,608,183

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.861% (3-month USLIBOR +0.320%), 5/1/2020	$4,983,678
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.968% (3-month USLIBOR +0.350%), 2/12/2021	4,948,488
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.204% (3-month USLIBOR +0.790%), 1/10/2020	5,007,338
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.695% (3-month USLIBOR +0.930%), 6/7/2019	3,007,250
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.837% (3-month USLIBOR +1.070%), 12/8/2021	4,997,608
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.753% (3-month USLIBOR +0.950%), 3/29/2023	9,908,827
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 3.568% (3-month USLIBOR +0.830%), 9/6/2021	10,031,259
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.501% (3-month USLIBOR +0.730%), 6/11/2021	8,192,844
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.750%, 9/29/2019	6,516,866
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 3.411% (3-month USLIBOR +0.590%), 9/27/2019	5,558,046
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.948% (3-month USLIBOR +0.440%), 7/26/2021	5,218,716
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.426% (3-month USLIBOR +0.750%), 2/23/2023	2,901,032
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.618% (3-month USLIBOR +1.110%), 4/26/2022	5,697,840
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.637% (3-month USLIBOR +1.160%), 4/23/2020	3,763,634
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.640% (3-month USLIBOR +1.000%), 5/18/2024	9,745,415
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207% (3-month USLIBOR +0.730%), 4/23/2024	5,801,052
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.717% (3-month USLIBOR +1.230%), 10/24/2023	5,002,001
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 3.139% (3-month USLIBOR +0.630%), 1/28/2019	7,851,325
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.650%, 9/23/2019	2,754,757
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.831% (3-month USLIBOR +0.290%), 2/1/2021	2,979,490
6,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.868% (3-month USLIBOR +0.250%), 2/13/2020	5,993,034
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.250% (3-month USLIBOR +0.610%), 5/18/2022	6,924,687
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.376% (3-month USLIBOR +0.640%), 12/1/2021	6,438,470
6,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 3.337% (3-month USLIBOR +0.850%), 1/24/2019	6,001,683
7,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.168% (3-month USLIBOR +0.550%), 2/10/2021	6,923,883
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,230,617
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 1.989% (3-month USLIBOR +0.250%), 1/22/2021	2,964,592
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.009% (3-month USLIBOR +0.500%), 7/27/2022	6,601,580
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.840% (3-month USLIBOR +0.500%), 8/13/2021	4,911,933
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,655,456
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.056% (3-month USLIBOR +0.530%), 1/31/2020	9,991,934
7,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.148% (3-month USLIBOR +0.590%), 8/2/2022	6,925,008
10,000,000	[1]	The Bank of New York Mellon Corp., Sr. Unsecd. Note, Series BKNT, 3.036% (3-month USLIBOR +0.300%), 12/4/2020	9,985,976
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 3.201% (3-month USLIBOR +0.430%), 6/11/2021	15,679,660
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.617% (3-month USLIBOR +0.140%), 10/23/2020	9,511,474
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.935% (3-month USLIBOR +0.290%), 5/21/2021	5,980,135
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.989% (3-month USLIBOR +0.480%), 10/28/2019	5,008,203
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.757% (3-month USLIBOR +1.230%), 10/31/2023	5,087,557
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.746% (3-month USLIBOR +0.310%), 1/15/2021	14,872,852
		TOTAL	369,365,517
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.971% (3-month USLIBOR +0.430%), 11/1/2021	9,862,962
		Financial Institution - Insurance - Health—0.8%
14,690,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.438% (3-month USLIBOR +0.650%), 9/17/2021	14,488,086
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2019	4,422,933
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.506% (3-month USLIBOR +0.070%), 10/15/2020	10,511,206
		TOTAL	29,422,225
		Financial Institution - Insurance - Life—1.2%
4,000,000	[1]	MET Life Global Funding I, 144A, 3.023% (3-month USLIBOR +0.220%), 9/19/2019	3,996,302

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.010% (Secured Overnight Financing Rate +0.570%), 9/7/2020	$7,570,247
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,532,419
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.678% (3-month USLIBOR +0.270%), 4/9/2020	9,978,062
6,085,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.877% (3-month USLIBOR +0.390%), 10/24/2019	6,087,486
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 2.912% (3-month USLIBOR +0.320%), 8/6/2021	13,376,343
		TOTAL	47,540,859
	[1]	Financial Institution - Insurance - P&C—0.2%
4,200,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.670% (3-month USLIBOR +0.250%), 1/11/2019	4,200,051
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.876% (3-month USLIBOR +0.260%), 8/15/2019	3,999,608
		TOTAL	8,199,659
		Other—0.0%
373,026	[1,2,3]	Carlyle Global Market Strategies, 4.436% (3-month USLIBOR +2.000%), 7/15/2019	373,026
		Technology—1.9%
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.892% (3-month USLIBOR +0.300%), 5/6/2019	5,003,456
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.684% (3-month USLIBOR +0.070%), 5/11/2020	4,989,196
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 3.496% (3-month USLIBOR +0.820%), 2/22/2019	3,003,120
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	4,749,194
11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 3.238% (3-month USLIBOR +0.500%), 3/1/2019	11,006,869
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 3.480%, 6/1/2019	9,433,031
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 3.176% (3-month USLIBOR +0.470%), 11/30/2020	11,227,379
3,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	3,490,147
8,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 3.016% (3-month USLIBOR +0.580%), 1/15/2019	8,000,851
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.250% (3-month USLIBOR +0.730%), 1/30/2023	4,974,606
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,601,996
		TOTAL	71,479,845
		Transportation - Services—0.3%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.350%, 2/26/2019	5,094,326
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,833,554
		TOTAL	9,927,880
		Utility - Electric—1.8%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,455,831
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	4,901,518
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 3.221% (3-month USLIBOR +0.400%), 6/25/2021	6,933,491
1,555,000		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	1,542,565
10,000,000	[1]	Duke Energy Progress LLC, 2.947% (3-month USLIBOR +0.180%), 9/8/2020	9,963,166
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.150%, 6/15/2019	4,136,379
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.471% (3-month USLIBOR +0.650%), 3/27/2020	2,975,494
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 2/8/2019	1,757,450
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	4,836,024
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,773,807
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.300%, 4/1/2019	3,053,175
8,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	8,318,349
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	5,439,199
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,394,243
		TOTAL	69,480,691
	[1]	Utility - Natural Gas—0.5%
9,635,000		Sempra Energy, Sr. Unsecd. Note, 2.936% (3-month USLIBOR +0.500%), 1/15/2021	9,475,966

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
	[1]	Utility - Natural Gas—continued
$10,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.891% (3-month USLIBOR +0.275%), 11/15/2019	$9,987,507
		TOTAL	19,463,473
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,201,205,276)	1,191,878,202
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.779% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,024,860
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
389,867		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $412,163)	440,433
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
	[1]	Commercial Mortgage—3.8%
20,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 3.705% (1-month USLIBOR +1.250%), 7/15/2035	19,766,976
25,000,000		Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.855% (1-month USLIBOR +1.400%), 11/15/2036	24,745,525
11,000,000		DBWF Mortgage Trust 2018-GLKS, Class A, 3.410% (1-month USLIBOR +1.030%), 11/19/2035	10,878,924
15,000,000		DBWF Mortgage Trust 2018-GLKS, Class B, 3.730% (1-month USLIBOR +1.350%), 11/19/2035	14,835,202
21,400,000		GS Mortgage Securities Trust 2014-GC24, Class B, 3.655% (1-month USLIBOR +1.200%), 11/15/2035	21,259,481
7,000,000		GS Mortgage Securities Trust 2018-FBLU, Class A, 3.405% (1-month USLIBOR +0.950%), 11/15/2035	6,958,297
14,980,663		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.210% (1-month USLIBOR +0.790%), 4/10/2046	14,907,451
25,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.505% (1-month USLIBOR +1.050%), 7/15/2046	24,962,212
5,000,000		WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.655% (1-month USLIBOR +1.200%), 6/15/2045	5,040,595
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $144,094,230)	143,354,663
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.9%
	[1]	Federal Home Loan Mortgage Corporation—0.3%
2,021,700		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 2.855% (1-month USLIBOR +0.400%), 6/15/2034	2,033,487
454,447		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 2.755% (1-month USLIBOR +0.300%), 4/15/2035	453,957
1,273,265		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 2.975% (1-month USLIBOR +0.520%), 12/15/2035	1,282,657
365,530		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.915% (1-month USLIBOR +0.460%), 2/15/2034	367,194
1,398,521		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 2.865% (1-month USLIBOR +0.410%), 5/15/2036	1,401,854
578,637		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.835% (1-month USLIBOR +0.380%), 5/15/2036	579,372
320,870		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 2.940% (1-month USLIBOR +0.485%), 8/15/2035	322,543
459,374		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 2.755% (1-month USLIBOR +0.300%), 9/15/2036	458,219
504,224		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.855% (1-month USLIBOR +0.400%), 7/15/2036	504,448
176,275		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 2.855% (1-month USLIBOR +0.400%), 7/15/2036	176,650
158,872		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 2.905% (1-month USLIBOR +0.450%), 7/15/2037	159,265
1,857,651		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 3.055% (1-month USLIBOR +0.600%), 11/15/2037	1,875,377
1,684,191		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 2.875% (1-month USLIBOR +0.420%), 11/15/2037	1,688,364
195,354		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.205% (1-month USLIBOR +0.750%), 7/15/2036	198,078
584,678		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.365% (1-month USLIBOR +0.910%), 7/15/2037	594,443
1,216,114		Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.726% (1-month USLIBOR +0.380%), 4/25/2020	1,214,490
93,854		Federal Home Loan Mortgage Corp., Class FE, 2.855% (1-month USLIBOR +0.400%), 7/15/2036	93,982
		TOTAL	13,404,380
	[1]	Federal National Mortgage Association—0.2%
184,796		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 3.455% (1-month USLIBOR +1.000%), 12/18/2032	188,726
565,481		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 2.806% (1-month USLIBOR +0.300%), 12/25/2036	564,357
463,279		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.936% (1-month USLIBOR +0.430%), 6/25/2036	464,810
2,056,001		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.906% (1-month USLIBOR +0.400%), 7/25/2036	2,059,816

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$473,996		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 2.856% (1-month USLIBOR +0.350%), 8/25/2036	$474,213
1,244,590		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 2.856% (1-month USLIBOR +0.350%), 9/25/2036	1,244,923
1,068,648		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.726% (1-month USLIBOR +0.220%), 2/25/2046	1,060,022
740,074		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.966% (1-month USLIBOR +0.460%), 9/25/2037	743,123
394,616		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.956% (1-month USLIBOR +0.450%), 7/25/2037	396,036
214,105		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.506% (1-month USLIBOR +1.000%), 6/25/2037	219,926
64,908		Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.306% (1-month USLIBOR +0.800%), 5/25/2039	65,304
511,950		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.356% (1-month USLIBOR +0.850%), 4/25/2037	521,719
27,700		Federal National Mortgage Association, Class FB, 3.006% (1-month USLIBOR +0.500%), 8/25/2039	27,806
		TOTAL	8,030,781
		Government Agency—0.1%
1,606,360		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	1,575,698
563,883	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.829% (1-month USLIBOR +0.450%), 1/8/2020	563,749
		TOTAL	2,139,447
	[1]	Government National Mortgage Association—0.7%
10,266,222		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.663% (1-month USLIBOR +0.350%), 11/20/2062	10,254,352
6,829,578		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.853% (1-month USLIBOR +0.540%), 7/20/2063	6,851,881
8,000,202		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.863% (1-month USLIBOR +0.550%), 7/20/2063	8,026,103
		TOTAL	25,132,336
		Non-Agency Mortgage—3.6%
247,973	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.020% (1-month USLIBOR +0.550%), 11/20/2035	138,533
2,033,231	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 3.316% (3-month USLIBOR +0.700%), 2/15/2058	2,032,835
8,759,324	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 3.273% (3-month USLIBOR +0.470%), 12/19/2059	8,737,916
13,608,784	[1]	Gosforth Funding PLC 2018-1A, Class A1, 3.139% (3-month USLIBOR +0.450%), 8/25/2060	13,562,624
15,100,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.796% (3-month USLIBOR +0.360%), 10/15/2054	15,040,068
19,000,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.856% (3-month USLIBOR +0.420%), 10/15/2054	18,921,872
188,153	[1]	Impac CMB Trust 2004-7, Class 1A2, 3.426% (1-month USLIBOR +0.920%), 11/25/2034	180,984
316,964	[1]	Impac CMB Trust 2004-9, Class 1A2, 3.386% (1-month USLIBOR +0.880%), 1/25/2035	298,365
13,120,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 3.096% (3-month USLIBOR +0.420%), 12/22/2069	13,061,104
9,400,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.843% (3-month USLIBOR +0.420%), 12/22/2069	9,352,304
489,135	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 3.155% (1-month USLIBOR +0.700%), 11/15/2031	470,880
7,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.746% (3-month USLIBOR +0.380%), 7/15/2058	6,962,956
818,360		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	759,202
2,296,308		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,135,059
3,207,161		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	3,017,917
19,240,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.019% (3-month USLIBOR +0.550%), 1/21/2070	19,187,898
22,500,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.859% (3-month USLIBOR +0.390%), 1/21/2070	22,359,713
572,048	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.227% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	552,346
855,780	[1]	Washington Mutual 2006-AR15, Class 1A, 2.997% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	754,523
466,290	[1]	Washington Mutual 2006-AR17, Class 1A, 2.872% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	415,987
92,277		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.766%, 7/25/2034	89,675
		TOTAL	138,032,761
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $187,814,435)	186,739,705
		INVESTMENT COMPANIES—9.9%
10,944,801		Federated Bank Loan Core Fund	105,398,434
242,297,120		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[4]	242,297,120
872,180		Federated Mortgage Core Portfolio	8,372,925
817,474		Federated Project and Trade Finance Core Fund	7,406,319

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
2,150,576	High Yield Bond Portfolio	$12,645,386
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $384,239,245)	376,120,184
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $3,810,583,115)	3,786,510,490
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	7,686,352
	TOTAL NET ASSETS—100%	$3,794,196,842

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[6]United States Treasury Note 2-Year Long Futures	300	$63,693,750	March 2019	$111,798
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,923,438 and $158,093,750, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period. Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
	Balance of Shares Held 9/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	11,500,220	168,469	(723,888)	10,944,801	$105,398,434	$(4,959,675)	$(224,324)	$1,659,995
Federated Institutional Prime Value Obligations Fund, Institutional Shares	183,343,828	464,795,588	(405,842,296)	242,297,120	$242,297,120	$(11,021)	$(9,472)	$997,722
Federated Mortgage Core Portfolio	864,667	7,513	—	872,180	$8,372,925	$95,925	$—	$71,192
Federated Project and Trade Finance Core Fund	807,085	10,389	—	817,474	$7,406,319	$(16,209)	$—	$94,122
High Yield Bond Portfolio	2,115,956	34,620	—	2,150,576	$12,645,386	$(787,703)	$—	$207,978
TOTAL OF AFFILIATED TRANSACTIONS	198,631,756	465,016,579	(406,566,184)	257,082,151	$376,120,184	$(5,678,683)	$(233,796)	$3,031,009
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Board of Directors (the “Directors”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $373,026, which represented 0.0% of total net assets.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,068,318	$—	$2,068,318
Asset-Backed Securities	—	1,874,876,401	7,724	1,874,884,125
Corporate Bonds	—	1,191,505,176	373,026	1,191,878,202
Municipal Bond	—	11,024,860	—	11,024,860
Mortgage-Backed Security	—	440,433	—	440,433
Commercial Mortgage-Backed Securities	—	143,354,663	—	143,354,663
Collateralized Mortgage Obligations	—	186,739,705	—	186,739,705
Investment Companies[1]	242,297,120	—	—	376,120,184
TOTAL SECURITIES	$242,297,120	$3,410,009,556	$380,750	$3,786,510,490
Other Financial Instruments[2]
Assets	$111,798	$—	$—	$111,798
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$111,798	$—	$—	$111,798
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $133,823,064 are measured at fair value using the NAV per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019